Dean Small Cap Value Fund
Schedule of Investments
June 30, 2022 - (unaudited)
COMMON STOCKS — 98.62% Shares Fair Value
Consumer Discretionary — 11.70%
American Woodmark Corp.
(a)
41,989 $ 1,889,925
Carter's, Inc. 14,552 1,025,625
Fox Factory Holding Corp.
(a)
22,994 1,851,937
Hooker Furniture Corp. 70,314 1,093,383
Johnson Outdoors, Inc., Class A 25,438 1,555,788
Methode Electronics, Inc. 34,879 1,291,918
Miller Industries, Inc. 54,874 1,243,994
Standard Motor Products, Inc. 106,749 4,802,637
TRI Pointe Group, Inc.
(a)
251,154 4,236,968
Wendy's Co. (The) 46,432 876,636
19,868,811
Consumer Staples — 12.17%
Alico, Inc. 18,551 660,972
Cal-Maine Foods, Inc. 55,763 2,755,250
Edgewell Personal Care Co. 21,994 759,233
Energizer Holdings, Inc. 26,326 746,342
Fresh Del Monte Produce, Inc. 27,548 813,492
Hostess Brands, Inc.
(a)
54,985 1,166,232
John B. Sanfilippo & Son, Inc. 47,320 3,430,227
Lancaster Colony Corp. 15,885 2,045,670
Sanderson Farms, Inc. 18,217 3,926,310
Sprouts Farmers Market, Inc.
(a)
90,198 2,283,813
TreeHouse Foods, Inc.
(a)
31,325 1,310,012
Weis Markets, Inc. 10,442 778,347
20,675,900
Energy — 4.26%
Civitas Resources, Inc. 24,105 1,260,450
Murphy USA, Inc. 12,552 2,922,985
National Energy Services Reunited Corp.
(a)
223,939 1,518,306
World Fuel Services Corp. 75,091 1,536,362
7,238,103
Financials — 25.38%
Associated Banc-Corp. 62,094 1,133,836
Camden National Corp. 83,977 3,699,186
Cathay General Bancorp 23,438 917,598
Diamond Hill Investment Group, Inc. 17,329 3,009,008
Employers Holdings, Inc. 116,080 4,862,590
Nelnet, Inc., Class A 31,325 2,670,456
QCR Holdings, Inc. 55,207 2,980,626
Safety Insurance Group, Inc. 49,209 4,778,194
Stewart Information Services Corp. 69,870 3,476,033
StoneX Group, Inc.
(a)
51,875 4,049,881
Washington Federal, Inc. 120,412 3,614,768
Washington Trust Bancorp, Inc. 48,653 2,353,346
Waterstone Financial, Inc. 140,740 2,399,617

Dean Small Cap Value Fund
Schedule of Investments (continued)
June 30, 2022 - (unaudited)
COMMON STOCKS — 98.62% - continued Shares Fair Value
Financials — 25.38% - continued
White Mountains Insurance Group Ltd. 2,222 $ 2,768,901
WSFS Financial Corp. 9,664 387,430
43,101,470
Health Care — 4.32%
Haemonetics Corp.
(a)
7,442 485,070
Hanger, Inc.
(a)
25,438 364,272
National Healthcare Corp. 52,986 3,703,721
Prestige Consumer Healthcare, Inc.
(a)
47,432 2,789,002
7,342,065
Industrials — 14.17%
Advanced Energy Industries, Inc. 6,221 454,009
Argan, Inc. 113,191 4,224,287
AZZ, Inc. 49,986 2,040,429
Brady Corp., Class A 48,098 2,272,150
DHT Holdings, Inc. 377,675 2,315,148
Federal Signal Corp. 41,878 1,490,857
Heartland Express, Inc. 347,683 4,836,270
Kennametal, Inc. 37,899 880,394
Preformed Line Products Co. 16,773 1,031,540
Werner Enterprises, Inc. 117,413 4,525,096
24,070,180
Materials — 2.47%
Alamos Gold, Inc., Class A 292,587 2,053,961
NewMarket Corp. 3,666 1,103,319
Stepan Co. 10,219 1,035,696
4,192,976
Real Estate — 6.94%
Alexander's, Inc. 3,221 715,577
CareTrust REIT, Inc. 58,317 1,075,365
CTO Realty Growth, Inc. 42,655 2,607,074
Equity Commonwealth
(a)
127,077 3,498,430
Getty Realty Corp. 92,086 2,440,279
Piedmont Office Realty Trust, Inc., Class A 109,748 1,439,894
11,776,619
Technology — 6.13%
Benchmark Electronics, Inc. 86,310 1,947,153
CSG Systems International, Inc. 57,318 3,420,738
MAXIMUS, Inc. 13,774 861,013
NextGen Healthcare, Inc.
(a)
29,214 509,492
Plexus Corp.
(a)
10,553 828,411
Vishay Intertechnology, Inc. 159,401 2,840,526
10,407,333
Utilities — 11.08%
American States Water Co. 23,327 1,901,384
Avista Corp. 68,315 2,972,386
Northwest Natural Holding Co. 20,550 1,091,205

Dean Small Cap Value Fund
Schedule of Investments (continued)
June 30, 2022 - (unaudited)
COMMON STOCKS — 98.62% - continued Shares Fair Value
Utilities — 11.08% - continued
NorthWestern Corp. 51,430 $ 3,030,770
Portland General Electric Co. 49,098 2,372,906
Southwest Gas Holdings, Inc. 45,654 3,975,550
Spire, Inc. 46,765 3,477,913
18,822,114
Total Common Stocks (Cost $163,930,438) 167,495,571
Total Investments — 98.62% (Cost $163,930,438) 167,495,571
Other Assets in Excess of Liabilities — 1.38% 2,343,002
NET ASSETS — 100.00% $ 169,838,573
(a) Non-income producing security.

Dean Mid Cap Value Fund
Schedule of Investments
June 30, 2022 - (Unaudited)
COMMON STOCKS — 95.99% Shares Fair Value
Communications — 1.57%
Omnicom Group, Inc. 17,876 $ 1,137,092
Consumer Discretionary — 12.74%
AutoZone, Inc.
(a)
916 1,968,595
BorgWarner, Inc. 28,033 935,461
Genuine Parts Co. 9,264 1,232,112
Masco Corp. 21,939 1,110,113
Polaris Industries, Inc. 8,938 887,365
PulteGroup, Inc. 23,160 917,831
Skechers U.S.A., Inc., Class A
(a)
26,916 957,671
Ulta Beauty, Inc.
(a)
3,207 1,236,234
9,245,382
Consumer Staples — 9.35%
BJ's Wholesale Club Holdings, Inc.
(a)
26,265 1,636,835
Casey's General Stores, Inc. 6,210 1,148,726
Conagra Brands, Inc. 37,259 1,275,748
Flowers Foods, Inc. 51,664 1,359,796
Tyson Foods, Inc., Class A 15,881 1,366,719
6,787,824
Energy — 4.86%
Baker Hughes Co. 46,167 1,332,841
Pioneer Natural Resources Co. 9,824 2,191,538
3,524,379
Financials — 17.17%
Allstate Corp. (The) 9,344 1,184,165
Ameriprise Financial, Inc. 4,621 1,098,319
Assurant, Inc. 8,500 1,469,225
Fifth Third Bancorp 36,158 1,214,908
Globe Life, Inc. 13,743 1,339,530
Raymond James Financial, Inc. 16,950 1,515,500
Regions Financial Corp. 50,442 945,788
Reinsurance Group of America, Inc. 8,887 1,042,356
UMB Financial Corp. 12,471 1,073,753
W.R. Berkley Corp. 23,160 1,580,902
12,464,446
Health Care — 5.87%
Chemed Corp. 2,443 1,146,720
Encompass Health Corp. 18,587 1,041,801
Quest Diagnostics, Inc. 8,500 1,130,330
Zimmer Biomet Holdings, Inc. 8,938 939,026
4,257,877
Industrials — 16.05%
Curtiss-Wright Corp. 9,009 1,189,729
Dover Corp. 7,686 932,466
FTI Consulting, Inc.
(a)
7,686 1,390,013
Hubbell, Inc. 7,024 1,254,346

Dean Mid Cap Value Fund
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
COMMON STOCKS — 95.99% - continued Shares Fair Value
Industrials — 16.05% - continued
ITT, Inc. 16,135 $ 1,084,917
Littelfuse, Inc. 4,621 1,173,919
MSC Industrial Direct Co., Inc., Class A 14,812 1,112,529
nVent Electric PLC 40,873 1,280,551
Pentair PLC 17,204 787,427
Republic Services, Inc. 11,045 1,445,459
11,651,356
Materials — 8.53%
Avery Dennison Corp. 6,297 1,019,295
Avient Corp. 22,193 889,495
Crown Holdings, Inc. 12,623 1,163,462
Eagle Materials, Inc. 7,788 856,213
FMC Corp. 11,860 1,269,139
Steel Dynamics, Inc. 15,067 996,682
6,194,286
Real Estate — 6.73%
CBRE Group, Inc., Class A
(a)
15,474 1,139,041
Essex Property Trust, Inc. 5,485 1,434,383
Healthcare Trust of America, Inc., Class A 43,265 1,207,526
STAG Industrial, Inc. 35,854 1,107,172
4,888,122
Technology — 3.34%
Arrow Electronics, Inc.
(a)
10,333 1,158,226
Broadridge Financial Solutions, Inc. 8,887 1,266,842
2,425,068
Utilities — 9.78%
Ameren Corp. 15,881 1,435,007
Atmos Energy Corp. 13,183 1,477,814
CenterPoint Energy, Inc. 47,745 1,412,297
CMS Energy Corp. 21,785 1,470,488
Xcel Energy, Inc. 18,426 1,303,824
7,099,430
Total Common Stocks (Cost $57,785,942) 69,675,262
Total Investments — 95.99% (Cost $57,785,942) 69,675,262
Other Assets in Excess of Liabilities — 4.01% 2,911,056
NET ASSETS — 100.00% $ 72,586,318
(a) Non-income producing security.